INCOME TAXES - Components of Earnings before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Components of earnings before income taxes [Abstract]
U.S.	$ 220,532	$ 180,261	$ 151,395
Foreign	20,142	17,592	24,612
Total.	$ 240,674	$ 197,853	$ 176,007